SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2024
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Schedule of Selected Statements of Income Data
	Year ended December 31,
	2024	2023	2022
Financial income, net:

Interest on bank deposits and other	$13,122	$11,377	$5,137
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	4,903	2,787	1,754
Gain (loss) on sale of marketable securities	-	(243)	68
Bank charges	(236)	(197)	(207)
Foreign currency differences, net	(1,237)	203	1,300

	$16,552	$13,927	$8,052